Common Stock (Details Narrative) (10-K) - USD ($)						1 Months Ended							3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 11, 2015	Jun. 20, 2015	Jun. 20, 2015	May 29, 2015	Oct. 30, 2013	Nov. 30, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Mar. 31, 2014	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2015	Mar. 31, 2014	Jul. 31, 2014	Oct. 31, 2016	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Stock subscription receivable													$ 55,673			$ 55,673			$ 55,673		$ 55,673	$ 55,673
Fair value of common stock													$ 18,851			$ 9,200			$ 18,851		$ 15,689	9,200
Warrants													111,762,870						111,762,870		98,731,285
Fair value warrants																			$ 540			$ 17,500
Warrants term																						3 years
Convertible note conversion amount, Shares	16,806,723
Proceeds from issuance of common stock																			$ 317,729	$ 184,126	180,051	$ 474,251
Former service provider for services, shares							5,733,000
Former service provider for services							$ 10,320
Director [Member]
Warrant exercise price per share				$ 0.002499
Convertible note conversion amount				$ 30,000
Convertible note conversion amount, Shares				16,806,723
Debt conversion price per share				$ 0.001785
CEO [Member]
Warrant exercise price per share									$ 0.002130
Warrants term									3 years
Proceeds from issuance of common stock									$ 4,300
CFO [Member]
Warrant exercise price per share									$ 0.002130
Warrants term									3 years
Proceeds from issuance of common stock									$ 4,300
President and Chairman of the Board [Member]
Warrant exercise price per share									$ 0.002130
Warrants term									3 years
Proceeds from issuance of common stock									$ 4,300
Minimum [Member]
Warrant exercise price per share																$ 0.015						$ 0.015
Maximum [Member]
Warrant exercise price per share																0.021						$ 0.021
August 2013 Note [Member]
Convertible note conversion amount																					$ 206,679	$ 321,680
Convertible note conversion amount, Shares																					123,158,044	33,821,422
August 2013 Note [Member] | Minimum [Member]
Debt conversion price per share																0.006					$ 0.00098	$ 0.006
August 2013 Note [Member] | Maximum [Member]
Debt conversion price per share																$ 0.012					$ 0.00574	0.012
November 2013 Note [Member]
Convertible note conversion amount																$ 102,500					$ 153,046
Convertible note conversion amount, Shares																11,792,944					48,243,936
November 2013 Note [Member] | Minimum [Member]
Debt conversion price per share																$ 0.006					$ 0.00147	0.006
November 2013 Note [Member] | Maximum [Member]
Debt conversion price per share																$ 0.011					$ 0.00609	$ 0.011
August 2014 Note [Member]
Convertible note conversion amount																					$ 160,833
Convertible note conversion amount, Shares																					56,676,739
August 2014 Note [Member] | Minimum [Member]
Debt conversion price per share																					$ 0.00193
August 2014 Note [Member] | Maximum [Member]
Debt conversion price per share																					$ 0.00416
October 2014 Note [Member]
Convertible note conversion amount																					$ 110,901
Convertible note conversion amount, Shares																					74,878,264
October 2014 Note [Member] | Minimum [Member]
Debt conversion price per share																					$ 0.00101
October 2014 Note [Member] | Maximum [Member]
Debt conversion price per share																					$ 0.00263
December 2014 Note [Member]
Convertible note conversion amount																					$ 231,000
Convertible note conversion amount, Shares																					196,244,876
December 2014 Note [Member] | Minimum [Member]
Debt conversion price per share																					$ 0.00090
December 2014 Note [Member] | Maximum [Member]
Debt conversion price per share																					$ 0.00197
Common Stock [Member]
Fair value of common stock												$ 17,500					$ 17,500
Proceeds from issuance of common stock, shares																						6,424,979
Proceeds from issuance of common stock																						$ 73,000
Warrant [Member]
Warrants												500,000					500,000
Warrant exercise price per share												$ 0.028					$ 0.028
Fair value warrants																	$ 6,440
Warrants term																	3 years
KVM Capital Partners LLC [Member]
Purchase of common stock					$ 8,000,000													$ 456,924
Common stock over period					36 months
Discount percentage of purchase price					20.00%
Shares of common stock reserves					244,500,000
Stock transaction description					we also entered into a registration rights agreement with KVM, pursuant to which we are obligated to file a registration statement with the SEC covering 244,500,000 shares of our common stock underlying the KVM Investment Agreement within 21 days after the closing of the transaction.
Purchase of common stock shares																		34,214,226
Stock subscription receivable																					$ 55,673
MBGS, LLC [Member]
Purchase of common stock shares												1,000,000
Discharged principal balance												$ 3,730,174
Accrued interest												$ 1,592,769					$ 1,592,769
Investor [Member]
Warrant exercise price per share						$ 0.00423	$ 0.00227	$ 0.00218		$ 0.002275	$ 0.0048
Warrants term						3 years	3 years	3 years		3 years	3 years
Proceeds from issuance of common stock, shares						1,655,629	1,851,852	16,077,170	2,822,912	1,846,154	2,941,176
Proceeds from issuance of common stock						$ 5,000	$ 3,000	$ 25,000		$ 3,000	$ 10,000		$ 23,000	$ 120,000	$ 5,000
Tangiers Investment Group, LLC [Member]
Purchase of common stock			$ 8,000,000
Purchase of common stock shares		8,000,000																	76,258,193
Proceeds from issuance of common stock, shares																					100,000,000
Proceeds from issuance of common stock		$ 5,000																	$ 135,731		$ 129,751
Sale of investor percentage		150.00%	150.00%
Exceed an accumulative amount		$ 100,000	$ 100,000
Minimum net capital required for entity		$ 5,000	$ 5,000